Equity Capital Structure, 2021 Second Registered Direct Equity Offering (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 10, 2021	Jan. 12, 2021	Jan. 08, 2021	Dec. 31, 2023
January 12 Warrants [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares)	13,700,000
Number of securities called by warrants (in shares)			13,700,000
Gross proceeds from issuance of common stock and warrants	$ 26.0
Net proceeds from issuance of common stock and warrants	$ 26.0
Term of warrant				5 years
Warrant exercise price (in dollars per share)		$ 1.9
2021 Second Registered Direct Equity Offering [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares)			13,700,000
Gross proceeds from issuance of common stock and warrants		$ 26.0
Net proceeds from issuance of common stock and warrants		$ 24.1